Impairment Losses - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	$ 12,366,000	$ 149,952,000	$ 0
Impairment on capital assets		955,000
Intangible assets	5,296,000	142,609,000
Fair value of asset	0
Capital assets (note 9)	21,471,000	41,113,000
Fair value of the investment in convertible debt	0
Investment in an associate	0
Investment in Associate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	1,182,000
Equipment
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Capital assets (note 9)	653,000
IVIG CGU
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Fair value of asset	0
IVIG Clinical Data
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Additional production earned though licensed plan	141,025,000
Design Plans
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Additional production earned though licensed plan	1,584,000
IVIG Production Equipment
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	$ 5,689,000
Pre-tax discount rate	17.33%
Post-tax discount rate	11.87%
Bioseparations Operations
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Intangible assets	$ 127,000
Plasma Derived Therapeutics
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss		$ 148,770,000
Impairment on capital assets	7,070,000
Intangible assets	4,535,000
Small Molecule Therapeutics
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Intangible assets	$ 634,000